Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	May. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Condensed Consolidated Balance Sheets [Abstract]
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	240,000,000	240,000,000	490,000,000
Common Stock, shares issued	6,032,222	6,024,108	3,112,147
Common Stock, shares outstanding	6,032,222	6,024,108	3,112,147